TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade accounts receivable	TRADE ACCOUNTS RECEIVABLE:

	December 31, 2023	January 1, 2023

Trade accounts receivable	$423,663	$264,179
Allowance for expected credit losses	(11,165)	(15,394)
	$412,498	$248,785
The movement in the allowance for expected credit losses in respect of trade receivables was as follows:

	2023	2022

Balance, beginning of fiscal year	$(15,394)	$(13,704)
Reversal of impairment (Impairment) of trade accounts receivable	3,859	(2,150)
Write-off (Recoveries) of trade accounts receivable	370	460
Balance, end of fiscal year	$(11,165)	$(15,394)